Note 1 - Organization and Nature of Business (Details Textual)								2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2016 $ / shares shares	Jun. 27, 2016 $ / shares shares	Apr. 16, 2016 USD ($)	Apr. 15, 2016 USD ($) $ / shares shares	Mar. 02, 2016 USD ($) shares	Feb. 13, 2016	Feb. 12, 2016 USD ($) $ / shares shares	Apr. 15, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Jun. 26, 2016 $ / shares shares	Oct. 02, 2015 $ / shares shares	Oct. 01, 2015 shares
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member] | New Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares							1,807,744
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.87
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member] | New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							3,403,367
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.03
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member] | Predecessor Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares							17,784
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							295,945
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.25
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member]
Common Shares Exchanged for Preferred Shares | shares							(6,612,838)
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 0.000001
Protagenic Therapeutics Inc [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							3,403,367
Protagenic Therapeutics Inc [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							127,346
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.25
Protagenic Therapeutics Inc [Member] | Predecessor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							295,945
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.25
Protagenic Therapeutics Inc [Member]
Business Acquisition, Conversion of Stock, Ratio							1
Business Combination, Stock Warrant Conversion Ratio							1
Stock Issued During Period, Shares, Conversion of Series A Preferred Stock to Series B Preferred Stock | shares							297,468
Series B Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $										$ 822
Series B Preferred Stock [Member] | Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				127,346				127,346
Class of Warrant or Right, Value of Securities Called by Warrants or Rights | $				$ 146,641				$ 146,641
Series B Preferred Stock [Member] | Private Placement [Member] | Including Conversion of Principal and Interest [Member] | Subsequent Event [Member]
Proceeds from Issuance of Private Placement | $									$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs | $									$ 4,283,438
Series B Preferred Stock [Member] | Private Placement [Member] | Including Conversion of Principal and Interest [Member]
Proceeds from Issuance of Private Placement | $								5,135,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs | $								$ 4,783,438
Series B Preferred Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares				420,260
Series B Preferred Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							423,291
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.25
Shares Issued, Price Per Share | $ / shares							$ 1.25
Stock Issued During Period, Value, New Issues | $							$ 3,468,750
Stock Issued During Period, Shares, New Issues | shares				420,260	913,200		2,775,000	4,108,460
Proceeds from Issuance of Convertible Preferred Stock | $				$ 525,325	$ 1,141,500
Proceeds from Issuance of Private Placement | $								$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs | $								$ 4,283,438
Series B Preferred Stock [Member] | Predecessor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							295,945
Warrants Issued for Settlement and Conversion of Debt | $							$ 340,784
Series B Preferred Stock [Member] | Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	15,463.7183
Series B Preferred Stock [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio							15,463.7183
Series B Preferred Stock [Member] | Subsequent Event [Member]
Proceeds from Issuance of Private Placement | $				525,325
Series B Preferred Stock [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $
Proceeds from Issuance of Convertible Preferred Stock | $										$ 4,283,437
Preferred Stock, Shares Outstanding | shares										2,796,929		0
Preferred Stock, Shares Authorized | shares										18,000,000		18,000,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding | shares										2,796,929
Common Stock [Member]
Stock Issued During Period, Shares, Reverse Stock Split, Post-split | shares							25,867
Stock Issued During Period, Value, New Issues | $
Stock Issued During Period, Value, Conversion of Convertible Securities | $										$ 6
Stock Issued During Period, Shares, New Issues | shares												0	0
Debt Principal Conversion to Predecessor Warrants [Member]
Debt Conversion, Original Debt, Amount | $							$ 665,000
Debt Interest Conversion to Predecessor Warrants [Member]
Debt Conversion, Original Debt, Amount | $							35,000
Conversion of Outstanding Stockholder Debt [Member] | Predecessor's Stockholder [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $							150,000
Conversion of Outstanding Stockholder Debt [Member] | Chairman and Board Member Garo H. Armen [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $							$ 350,000
Momspot LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent							51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							49.00%
Interest Ownership Split Off						51.00%
Investors in the Private Offering [Member]
Number of Common Stock Held As Converted Basis | shares							2,775,000
Private Placement [Member] | Commissions [Member]
Payments of Stock Issuance Costs | $				159,183
Private Placement [Member] | Expense Allowance [Member]
Payments of Stock Issuance Costs | $				15,000
Private Placement [Member] | Legal and Miscellaneous Fees [Member]
Payments of Stock Issuance Costs | $				$ 266,727
Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.25				$ 1.25
Private Placement [Member] | Subsequent Event [Member]
Proceeds from Issuance of Private Placement | $			$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs | $			$ 4,283,438
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		15,463.7183
Subsequent Event [Member] | Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion | shares	1
Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion | shares		1
Conversion of Stock, Shares Converted | shares	11,018,766
Conversion of Stock, Shares Issued | shares	11,018,766
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.000001									$ 0.000001		$ 0.000001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										1,974,445		490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 1.25		$ 1.25	$ 1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.001	$ 0.000001	$ 0.001
Number of Wholly-Owned Subsidiaries Split Off						29
Stock Issued During Period, Value, New Issues | $										$ 4,761,797
Stock Issued During Period, Value, Conversion of Convertible Securities | $										75,265
Warrants Issued for Settlement and Conversion of Debt | $										$ 340,784
Stock Shares Authorized | shares	120,000,000
Common Stock, Shares Authorized | shares	100,000,000	100,000,000								100,000,000		20,000,000	20,000,000	100,000,000,000	20,000,000	10,000,000
Preferred Stock, Shares Authorized | shares	20,000,000	20,000,000								20,000,000		20,000,000		5,000,000,000